OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES
Summary of major components of other current liabilities

	September 30, 2021	December 31, 2020
Credit card payable	$10,820,375	$10,473,079
Accrued sales tax payable	1,881,232	1,845,831
Deferred rent – short term	494,121	622,940
Credits liability	632,625	633,287
Other accrued liabilities	2,039,540	1,382,927
Total	$15,867,893	$14,958,064

	2020	2019
Credit card payable	$10,473,079	$8,325,828
Accrued sales tax payable	1,845,831	1,749,590
Deferred rent – short term	622,940	796,047
Credits liability	633,287	438,550
Other accrued liabilities	1,382,927	1,100,398
Total	$14,958,064	$12,410,413